Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Income tax benefits for net operating losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Changes in valuation allowance for deferred tax assets					24,800,000	13,000,000
Unrecognized tax benefits					$ 0	0
Operating loss carryforwards, limitations on use					Net operating loss carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions.
Accrued interest related to uncertain tax positions	0		0		$ 0	0
Accrued penalties related to uncertain tax positions	$ 0		0		0	0
Interest amounts recognized		0	0	0	0	0
Penalty amounts recognized		$ 0	$ 0	$ 0	0	$ 0
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards					78,300,000
Deferred tax assets, operating loss carryforwards, not subject to expiration					41,900,000
Deferred tax assets, operating loss carryforwards, subject to expiration					$ 36,400,000
Operating loss carryforwards, expiration date					Dec. 31, 2035
Domestic Tax Authority [Member] | Research Tax Credit Carryforward
Income Taxes [Line Items]
Tax credit carryforward					$ 5,800,000
Tax credit carryforward, expiration date					Dec. 31, 2035
State
Income Taxes [Line Items]
Net operating loss carryforwards					$ 80,000,000
State | Research Tax Credit Carryforward
Income Taxes [Line Items]
Tax credit carryforward					$ 2,700,000
Tax credit carryforward, expiration date					Dec. 31, 2031